Inventories, Net	12 Months Ended
Dec. 31, 2012
Inventories, Net

Note E: Inventories, Net

December 31
(add 000)	2012	2011
Finished products	$355,881	$350,685
Products in process and raw materials	16,442	11,116
Supplies and expendable parts	56,805	53,287
	429,128	415,088
Less allowances	(96,817)	(92,481)
Total	$332,311	$322,607